Long-term debt - Long-term debt maturities (Details) $ in Millions	Dec. 31, 2023 USD ($)
Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	$ 1,761
Future cash outflows in respect of associated interest and like carrying costs	514
Undiscounted contractual maturities	2,275
U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,463
Future cash outflows in respect of associated interest and like carrying costs	409
Undiscounted contractual maturities	1,872
U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	106
Future cash outflows in respect of associated interest and like carrying costs	54
Undiscounted contractual maturities	160
U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,569
Future cash outflows in respect of associated interest and like carrying costs	463
Undiscounted contractual maturities	2,032
European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	77
Future cash outflows in respect of associated interest and like carrying costs	16
Undiscounted contractual maturities	93
Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	115
Future cash outflows in respect of associated interest and like carrying costs	35
Undiscounted contractual maturities	150
2024 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	118
2024 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	60
2024 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	18
2024 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	78
2024 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	16
2024 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	24
2025 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	116
2025 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	60
2025 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	19
2025 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	79
2025 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	15
2025 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	22
2026 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	109
2026 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	60
2026 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	19
2026 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	79
2026 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	10
2026 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	20
2027 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	99
2027 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	60
2027 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	16
2027 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	76
2027 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	5
2027 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	18
2028 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,252
2028 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,223
2028 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	10
2028 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,233
2028 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	4
2028 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	15
Thereafter | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	67
Thereafter | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	0
Thereafter | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	24
Thereafter | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	24
Thereafter | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	27
Thereafter | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	$ 16